BNY HAMILTON FUNDS, INC.
BNY HAMILTON MONEY MARKET FUND  -  HAMILTON SHARES

Supplement dated August 12, 1998
to the Prospectus dated
April 30, 1998


As a result of a vote by shareholders of record on June 5, 1998, operating policy (ii) under "Investment Restrictions" in the fourth paragraph on page ten has been eliminated. BNY Hamilton Money Fund may now invest in securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"), as well as purchasing and selling unregistered securities from or to qualified institutional buyers as defined in, and according to the provisions of, Rule 144A under the 1933 Act.

The Money Fund may acquire, in privately negotiated transactions, restricted securities that cannot be offered for public sale in the United States without first being registered under the 1933 Act.
The price the Money Fund pays for these securities, or receives upon resale, may be lower than the price the Money Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by the Money Fund will reflect any limitations on their liquidity. The Money Fund may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ("Rule 144A Securities"). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of the Fund's 10% limitation on investments in illiquid securities. The Money Fund's Adviser will monitor the liquidity of such restricted securities under the supervision of and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors will take into account factors such as trading activity, availability of reliable price information and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of the Money Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by the Money Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by the Money Fund) is subject to the 10% limitation described under "Investment Restrictions".





BNY-0095



BNY HAMILTON FUNDS, INC.
BNY HAMILTON MONEY MARKET FUNDS  -  HAMILTON PREMIER SHARES

Supplement dated August 12, 1998
to the Prospectus dated
April 30, 1998


As a result of a vote by shareholders of record on June 5, 1998, operating policy (ii) under "Investment Restrictions" in the third paragraph on page ten has been eliminated. BNY Hamilton Money Fund may now invest in securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"), as well as purchasing and selling unregistered securities from or to qualified institutional buyers as defined in, and according to the provisions of, Rule 144A under the 1933 Act.

The Money Fund may acquire, in privately negotiated transactions, restricted securities that cannot be offered for public sale in the United States without first being registered under the 1933 Act.
The price the Money Fund pays for these securities, or receives upon resale, may be lower than the price the Money Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by the Money Fund will reflect any limitations on their liquidity. The Money Fund may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ("Rule 144A Securities"). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of the Fund's 10% limitation on investments in illiquid securities. The Money Fund's Adviser will monitor the liquidity of such restricted securities under the supervision of and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors will take into account factors such as trading activity, availability of reliable price information and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of the Money Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by the Money Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by the Money Fund) is subject to the 10% limitation described under "Investment Restrictions".





BNY-0096




BNY HAMILTON FUNDS, INC.
BNY HAMILTON MONEY MARKET FUNDS  -  HAMILTON CLASSIC SHARES

Supplement dated August 12, 1998
to the Prospectus dated
April 30, 1998


As a result of a vote by shareholders of record on June 5, 1998, operating policy (ii) under "Investment Restrictions" in the second paragraph on page 9 has been eliminated. BNY Hamilton Money Fund may now invest in securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"), as well as purchasing and selling unregistered securities from or to qualified institutional buyers as defined in, and according to the provisions of, Rule 144A under the 1933 Act.

The Money Fund may acquire, in privately negotiated transactions, restricted securities that cannot be offered for public sale in the United States without first being registered under the 1933 Act.
The price the Money Fund pays for these securities, or receives upon resale, may be lower than the price the Money Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by the Money Fund will reflect any limitations on their liquidity. The Money Fund may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ("Rule 144A Securities"). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of the Fund's 10% limitation on investments in illiquid securities. The Money Fund's Adviser will monitor the liquidity of such restricted securities under the supervision of and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors will take into account factors such as trading activity, availability of reliable price information and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of the Money Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by the Money
Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by the Money Fund) is subject to the 10% limitation described under "Investment Restrictions".





BNY-0097





BNY HAMILTON FUNDS, INC.
BNY HAMILTON EQUITY FUNDS

Supplement dated August 12, 1998
to the Prospectus dated
April 30, 1998


As a result of a vote by shareholders of record on June 5, 1998, the investment objective for the Equity Income Fund, as shown on the cover page of the prospectus facing the Table of Contents and in the third paragraph on page nine, is deleted in its entirety and replaced with the following:

"To provide long-term capital appreciation with a yield greater than the yield of the Standard & Poor's 500 Index."

Under "Management of the Funds - Investment Adviser", the portfolio manager for the BNY Hamilton International Equity Fund is now Mary Clare Bland. Accordingly, the following paragraphs replaces the first paragraph on page 22:

"Mary Clare Bland, Vice President, is responsible for day-to-day portfolio management of the International Equity Fund. Prior to managing the International Equity Fund, Ms. Bland was employed by Loan Pricing Corporation, a subsidiary of Reuters, as an analyst of U.S. Commercial and Industrial loan markets from 1996-1998. Ms. Bland also taught financial economics at the University of Gdansk in Poland from 1995-1996, and was a Ph.D. candidate at Indiana University from 1991-1995, specializing in international financial institutions and international monetary economics. Ms. Bland joined the Adviser in June 1998.





BNY-0098





BNY HAMILTON FUNDS, INC.
STATEMENT OF ADDITIONAL INFORMATION

Supplement dated August 12, 1998
to the Statement of Additional Information dated
April 30, 1998


As a result of a vote by shareholders of record on June 5, 1998, the investment objective for the Equity Income Fund, as shown in the first paragraph on page four, is amended to read as follows:

"The Fund's investment objective is to provide long-term capital appreciation with a yield greater than the yield of the Standard & Poor's 500 Index."

This replaces the following sentences:

"The Fund's investment objectives are to provide long-term capital appreciation greater than the appreciation of, and yield greater than the yield of, the Standard & Poor's 500 Index. Equal emphasis is placed on attaining income and capital appreciation."

In addition, the second full paragraph on page 15 under the caption "Privately Placed and Certain Unregistered Securities" is deleted in its entirety and replaced with the following:

"All Funds except the Treasury Money Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities as described in their respective prospectuses."





BNY-0099